Accounting information and policies (Details) € in Millions, $ in Billions	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Jun. 30, 2024 EUR (€)
Disclosure of detailed information about borrowings [line items]
Cash and cash equivalents	€ 4,344		€ 6,136	€ 4,970
Cash and cash equivalents held by central finance companies	900
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	€ 2,600	$ 5.2